Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Jan. 31, 2024
OPERATING ACTIVITIES
Net loss from continuing operations after income tax expense	$ (51,439)	$ (3,756,729)	$ (3,223,468)
Adjustments to reconcile net loss to cash provided by operating activities:
Accretion expense	0	509,871	0
Amortization of right-of-use assets	82,473	574,686	480,340
Deferred income tax recovery	(137,807)	156,660	249,071
Depreciation and amortization	207,225	1,706,012	1,408,976
Foreign exchange gain	0	0	(5,788)
Share-based compensation	0	849,559	22,128
(Gain) loss on change in fair value of derivative liabilities	(22,189)	(52,257)	451,372
Gain on termination of sales-type lease	0	0	(503,544)
Loss on disposal of assets	0	155,692	11,655
Impairment loss	0	0	1,202,227
Interest expense	0	293,675	35,210
Changes in operating assets and liabilities:
Receivables	(51,370)	77,696	209,289
Inventory	(74,639)	(698,690)	1,948,095
Prepaid expenses and deposits	158,526	(53,196)	130,489
Accounts payable and accrued liabilities	356,631	(419,139)	(1,034,911)
Income taxes payable	510,551	(7,396,432)	1,983,014
Uncertain tax position	0	9,822,797	0
Deferred revenue	(14,002)	22,332	207,494
Lease liabilities	(59,340)	(426,884)	(310,394)
Cash provided by operating activities of continuing operations	904,620	1,365,653	3,261,255
Cash (used in) provided by operating activities of discontinued operations	6,861	(176,487)	68,599
INVESTING ACTIVITIES
Purchases of property and equipment	(51,483)	(406,733)	(521,579)
Proceeds from termination of sales-type lease and disposal of licenses	0	0	400,000
Purchases of licenses as part of Deep Roots acquisition	0	(3,413,647)	0
Proceeds from disposal of property and equipment		367,229
Cash used in investing activities of continuing operations	(51,483)	(3,453,151)	(121,579)
Cash provided by investing activities of discontinued operations	0	331,936	0
FINANCING ACTIVITIES
Settlement of earn out shares	0	0	(575,136)
Proceeds from issuance of debenture units	0	2,920,562	0
Principal repayments on promissory note payable	0	0	(2,026,667)
Principal repayments on convertible debentures	0	(677,732)	0
Interest paid in cash	0	(293,675)	(51,562)
Cancellation of shares	0	(276,730)	0
Cash provided by (used in) financing activities of continuing operations	0	1,672,425	(2,653,365)
Cash used in financing activities of discontinued operations	(7,591)	(405,253)	(45,551)
Effect of foreign exchange on cash	(365)	29,770	7,395
Change in cash during the year	852,042	(635,107)	516,754
Cash, beginning of year	2,408,526	3,260,568	1,891,772
Cash, end of year	3,260,568	2,625,461	2,408,526
Supplemental disclosure of cash flow information:
Income tax paid in cash	0	1,500,000	1,250,150
Interest paid in cash	0	293,675	51,562
Addition in right -of-use assets and lease liabilities	$ 0	$ 1,221,143	$ 924,105